Post-employment benefits - Plan assets allocation (Detail) - Plan assets - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Post-employment benefits [Line Items]
Total assets	€ 1,150	€ 1,089	€ 1,122
Assets quoted in active markets
Post-employment benefits [Line Items]
- Debt securities	460	513
- Equity securities	12
- Other1	431	182
Assets not quoted in active markets
Post-employment benefits [Line Items]
- Debt securities
- Equity securities		31
- Other1	€ 247	€ 363